LEASE (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Lease
Lease expenses	$ 77,835	$ 68,521	$ 49,473
Weighted-average remaining lease term (years)	4 years 3 months	2 years 3 months
Weighted-average discount rate	8.56%	8.56%